Stein Roe Mutual Funds

Semiannual Report
March 31, 1997

Stein Roe Advisor Young Investor Fund

SR&F GROWTH INVESTOR PORTFOLIO

Investments as of March 31, 1997
(Dollar amounts in thousands)
(Unaudited)

                                               Number      Market
EQUITY-RELATED SECURITIES (92.1%)             of Shares     Value
                                              ---------    ------

Common Stocks (90.7%)
Automobiles/Vehicles (2.7%)
Volvo AB ADRs
  (Manufactures cars, trucks, buses,
   marine engines and aerospace equipment)      170,000   $ 4,420
Chrysler Corporation
  (Manufactures, assembles and
   sells cars and trucks)                       100,000     3,000
*Circuit City Stores - CarMax Group
(Sells retail used cars and light trucks)       100,000     1,500
                                                          -------
                                                            8,920
Banks (4.6%)
Citicorp
  (Provides a broad range of financial
    services)                                    50,000     5,413
Texas Regional Bancshares, Class A
  (Commercial bank operating in the Rio Grande
   Valley of Texas)                             150,000     4,875
Wells Fargo & Co.
  (Provides a broad array of financial products
   and services)                                 17,000     4,830
                                                          -------
                                                           15,118
Commercial Services (3.4%)
*ABR Information Services, Inc.
  (Provides benefits administration, compliance
   and information services to employers)       200,000     3,600
Paychex, Inc.
  (Provides computerized payroll accounting
   services to businesses)                      110,000     4,524
*Sykes Enterprises, Inc.
  (Provides information technology outsourcing
  services, including support services and
  development services and solutions)           100,000     3,263
                                                          -------
                                                           11,387

See accompanying notes to financial statements.

                                                Number     Market
Common Stocks (Continued)                      of Shares    Value
                                               ---------   ------

Computer Software and Services (5.6%)
*Cisco Systems Inc.
  (Produces, markets and supports
   multiprotocol internetworking systems)       100,000     4,812
*Fore Systems Inc.
  (Produces network management software for
   data  communications and computer
   applications)                                 85,000   $ 1,275
*Microsoft Corporation
  (Manufactures software products)               55,000     5,043
*Sterling Commerce Inc.
  (Global provider of electronic commerce
   software products and network services)      170,000     4,930
*3Com Corporation
  (Designs, produces and markets a broad
   range of global data networking solutions)    70,000     2,292
                                                          -------
                                                           18,352
Consumer Products (5.5%)
*CUC International Inc.
  (Consumer marketing company)                  200,000     4,500
General Electric Company
  (Appliances, broadcasting, communications
   and transportation)                           50,000     4,962
The Gillette Company
  (Shaving and personal care products)           50,000     3,631
The Procter & Gamble Company
  (Produces personal care products,
   pharmaceuticals, food and beverages)          43,000     4,945
                                                          -------
                                                           18,038
Data Processing (2.8%)
Automatic Data Processing
  (Offers a variety of data processing
   services)                                    100,000     4,187
First Data Corporation
  (Provides information processing and related
  services)                                     150,000     5,081
                                                          -------
                                                            9,268
Distribution - Retail (8.2%)
*Inacom Corporation
  (Markets and distributes information
   technology products and services)             75,000     3,981
*Insight Enterprises, Inc.
  (Markets microcomputers, peripherals
   and software)                                100,000     2,475
Mattel, Inc
  (Designs, manufactures and
   markets children's toys)                     248,314     5,959

See accompanying notes to financial statements.

                                               Number      Market
Common Stocks (Continued)                     of Shares     Value
                                              ---------    ------

Distribution - Retail  (Continued)
*PETsMART Inc.
  (Operates pet food and supply stores)         230,000   $ 4,657
Sears, Roebuck & Co.
  (Retailer of apparel, home and automotive
   products and services)                       110,000     5,527
Walgreen Company
  (Large retail drugstore chain
   in the United States)                        110,000     4,606
                                                          -------
                                                           27,205
Educational Services (2.2%)
*Apollo Group Inc., Class A
  (Provides higher education programs
   for working adults)                          180,000     4,410
*Children's Comprehensive Services
  (Provides services for at-risk youth)         250,000     2,875
                                                          -------
                                                            7,285
Electrical Equipment (5.7%)
Hewlett-Packard Co.
  (Designs, manufactures and services
   computers, calculators, workstations,
   printers and medical diagnostic devices)      80,000     4,260
Intel Corp.
  (Produces and sells microcomputer
   components and related products)              35,000     4,869
Motorola, Inc.
  (Producer of electronic and
   telecommunication equipment)                 100,000     6,037
*Sipex Corporation
  (Manufactures, markets and sells analog
   -integrated circuits)                        128,500     3,759
                                                          -------
                                                           18,925
Entertainment (2.8%)
Cedar Fair L.P.
  (Owns and operates four amusement theme
   parks)                                       100,000     3,775
Disney (Walt) Company
  (Operates theme parks and resorts and
   produces motion pictures)                     75,000     5,475
                                                          -------
                                                            9,250

See accompanying notes to financial statements.

                                               Number      Market
Common Stocks (Continued)                     of Shares     Value
                                              ---------    ------

Financial Institutions (4.1%)
Federal Home Loan Mortgage Corp.
  (Purchases mortgages from lenders and
   resells in pools or packages)                170,000   $ 4,633
Federal National Mortgage Association
  (Purchases mortgages and issues guaranteed
   mortgage-backed securities)                  130,000     4,696
Household International Inc.
  (Provides financial and banking services)      50,000     4,306
                                                          -------
                                                           13,635
Financial Services (1.8%)
American Express Company
  (Provides a variety of diversified travel and
   financial services)                           80,000     4,790
*Nationwide Financial Services
  (Provides long-term saving and retirement
   products to retail and institutional
   customers)                                    47,800     1,231
                                                          -------
                                                            6,021
Food & Beverage (2.9%)
The Coca-Cola Company
  (Producer and distributor of soft drink
   products)                                    100,000     5,588
Wrigley (Wm.) Jr. Company
  (Chewing gum manufacturer)                     70,000     4,086
                                                          -------
                                                            9,674
Health Care (3.0%)
Johnson & Johnson
  (Manufactures and markets a broad range of
   health care and other products)              100,000     5,288
United Healthcare Corp.
  (Owns and manages health maintenance
   organizations)                               100,000     4,763
                                                          -------
                                                           10,051
Insurance (2.5%)
CMAC Investment Corp.
  (Provides private mortgage insurance
   coverage)                                    100,000     3,337
MGIC Investment Corp.
  (Provides private mortgage insurance coverage) 70,000     4,953
                                                          -------
                                                            8,290

See accompanying notes to financial statements.

                                                Number     Market
Common Stocks (Continued)                     of Shares     Value
                                              ---------    ------

Leisure Products (1.1%)
Callaway Golf Company
  (Produces and markets golf clubs)             120,000   $ 3,435

Machinery (1.4%)
*Thermo Electron Corporation
  (Manufactures and sells environmental
   monitoring and analysis instruments,
   papermaking and recycling equipment)         150,000     4,631

Medical/Pharmaceutical (4.4%)
Eli Lilly & Co.
  (Involved In discovery, development,
   manufacture and sale of pharmaceutical
   products)                                     60,000     4,935
Merck & Co., Inc.
  (Manufactures and produces human and
   animal health products and services)          55,000     4,634
SmithKline Beecham Plc ADRs
  (Develops, manufactures and
   markets pharmaceuticals)                      70,000     4,900
                                                          -------
                                                           14,469
Medical-Instruments (5.4%)
*Boston Scientific Corp.
   (Develops, produces and markets
    medical devices)                             75,000     4,631
Guidant Corporation
   (Designs, develops and manufactures
    cardiovascular products)                     90,000     5,535
*Idexx Laboratories Inc.
  (Develops and manufactures
   biotechnology-based detection systems
      for veterinarians)                        200,000     2,800
Medtronic Inc.
  (Manufactures various cardiovascular
   medical instruments)                          80,000     4,980
                                                          -------
                                                           17,946

See accompanying notes to financial statements.

                                               Number      Market
Common Stocks (Continued)                     of Shares     Value
                                              ---------    ------

Oil Exploration and Production (0.7%)
*United Meridian Corporation
  (Acquires, explores and develops
   natural gas and crude oil properties)         80,000   $ 2,410

Office Furnishings (0.2%)
Shelby Williams Industries, Inc.
  (Designs, manufactures and distributes
   products for the contract furniture market)   50,000       694

Publishing, Broadcasting and Media (6.8%)
*Clear Channel Communications Inc.
  (Owns, operates and manages radio and
   television stations)                         110,000     4,716
*Heftel Broadcasting Corp., Class A
  (Spanish language radio broadcasting company) 135,000     6,278
*International Family Entertainment
  (Produces and distributes entertainment
   programming)                                 150,000     3,056
*Outdoor Systems Inc.
  (Outdoor advertising company)                 160,000     4,780
*Telemundo Group Inc., Class A
  (Develops and produces Spanish
   language television programming and
   advertising)                                 125,000     3,578
                                                          -------
                                                           22,408
Restaurant/Hotel (3.1%)
*HFS Inc.
  (Franchiser of hotel chains, real estate
   and car rental firms)                         80,000     4,710
McDonald's Corporation
  (Develops, licenses, leases and services a
   worldwide system of restaurants)             115,000     5,434
                                                          -------
                                                           10,144
Specialty Chemicals (1.5%)
Minerals Technologies Inc.
  (Develops, produces and markets specialty
   mminerals mineral-based and synthetic
   mineral products)                            150,000     4,988

See accompanying notes to financial statements.

                                               Number      Market
Common Stocks (Continued)                     of Shares     Value
                                              ---------    ------

Telecommunications (6.0%)
Ascend Communications Inc.
  (Produces, markets and services tele-
   communications delivery systems)             70,000   $  2,853
*Associated Group Inc., Class A
  (Wireless cable company)                      90,000      3,397
*Cascade Communications Corp.
  (Designs, develops and maintains a line of
   multiservice wide area network switches)    180,000      4,748
Lucent Technologies Inc.
  (Produces public and private networks,
   communication systems and software)          90,000      4,748
*Tellabs Inc.
  (Designs, assembles, markets and services
   voice and data networking products)         110,000      3,974
                                                         --------
                                                           19,720
Travel Services (1.4%)
*Sabre Group Holdings Inc.
  (Provider of a travel reservation system)    180,000      4,545

Transportation (0.9%)
*Heartland Express
  (Carrier of irregular route motor freight)   150,000      2,850
                                                         --------

TOTAL COMMON STOCKS
(Cost $291,213)                                           299,659

PREFERRED STOCK (1.4%)
Nokia Corp. ADSs
  (International electronics group)
  (Cost $3,761)                                 80,000      4,660
                                                         --------

TOTAL EQUITY-RELATED SECURITIES
(Cost $294,974)                                           304,319
                                                         --------

See accompanying notes to financial statements.

                                          Principal        Market
                                           Amount           Value

SHORT-TERM OBLIGATIONS (9.1%)
Commercial Paper
Price/Costco 7.300% 4/01/97               $10,000        $ 10,000
UBS Finance 6.750% 4/01/97                 13,415          13,415
Windmill Funding 5.400% 4/01/97             6,500           6,500
                                                          -------

TOTAL SHORT-TERM OBLIGATIONS
(Cost $29,915)                                             29,915
                                                          -------

TOTAL INVESTMENTS (101.2%)
(Cost $324,889)                                           334,234

OTHER ASSETS, LESS LIABILITIES (-1.2%)                    (3,917)
                                                          -------

TOTAL NET ASSETS (100%)                                  $330,317
                                                          =======

See accompanying notes to financial statements.

* Non-Income Producing

Stein Roe Advisor Young Investor Fund
Balance Sheet
March 31, 1997
(All amounts in thousands, except per-share amount)
(Unaudited)

Assets
Investment in SR&F Growth Investor Portfolio, at value           $89
  Cash and other assets                                           24
                                                                ----
  Total Assets                                                  $113
                                                                ====
Liabilities
Other liabilities                                                $23
                                                                ----
   Total Liabilities                                              23
                                                                ----
Capital
Paid-in capital                                                  100
Net unrealized depreciation of investments                        (7)
Accumulated undistributed net realized losses on investments      (3)
                                                                ----
   Total Capital (Net Assets)                                     90
                                                                ----
   Total Liabilities and Capital                                $113
                                                                ====
Shares Outstanding (Unlimited Number Authorized)                  10
                                                                ====
Net Asset Value (Capital) Per Share                            $9.00
                                                                ====

Stein Roe Advisor Young Investor Fund
Statement of Operations
For the Period Ended March 31, 1997 (a)
(All amounts in thousands)
(Unaudited)

Expenses
Amortization of organization expenses         $ 4
Accounting fees                                 3
Audit and legal fees                            2
Other                                           1
                                              ---
                                               10
Reimbursement of expenses by investment
         adviser                              (10)
                                              ---
     Total Expenses                           --
                                              ---
     Net Investment Income                    --
                                              ---

Realized and Unrealized Losses on Investments
Net realized losses on investments allocated
   from SR&F Growth Investor Portfolio         (3)
Net change in unrealized appreciation or
   depreciation of investments                 (7)
                                              ---
     Net Losses on Investments                (10)
                                              ---
Net Decrease in Net Assets Resulting
     from Operations                        $ (10)
                                             ====

(a) The Fund commenced operations on February 14, 1997.

Stein Roe Advisor Young Investor Fund
Statement of Changes in Net Assets
For the Period Ended March 31, 1997 (a)
(All amounts in thousands)
(Unaudited)

Operations
Net investment income                        $   -
Net realized losses on investments              (3)
Net change in unrealized appreciation or
   depreciation of investments                  (7)
                                               ---
     Net Decrease in Net Assets Resulting
       from Operations                         (10)
                                               ---
Share Transactions
Subscriptions to fund shares                   100
                                               ---
     Net Increase from Share Transactions      100
                                               ---
     Net Increase in Net Assets                 90

Total Net Assets
Beginning of Period                             --
                                               ---
End of Period                                $  90
                                             =====
Analysis of Changes in Shares of
  Beneficial Interest
Subscriptions to fund shares                    10
                                               ---
Net increase in fund shares                     10
Shares outstanding at beginning of period       --
                                               ---
Shares outstanding at end of period             10
                                               ===

(a) The Fund commenced operations on February 14, 1997.

See accompanying notes to financial statements.

SR&F GROWTH INVESTOR PORTFOLIO
BALANCE SHEET
March 31, 1997
(Amounts in thousands)
(Unaudited)

----------------------------------------
Assets

   Investments, at market value                             $334,234
   Dividends receivable                                          244
   Cash                                                            3
                                                            --------
        Total Assets                                        $334,481
                                                            ========

----------------------------------------
Liabilities

   Payable for investments purchased                        $  3,984
   Payable to investment adviser                                 178
   Other liabilities                                               2
                                                            --------
        Total Liabilities                                      4,164

-----------------------------------------
   Net Assets Applicable to Investor's Beneficial Interest  $330,317
                                                            ========

See accompanying notes to financial statements.

SR&F GROWTH INVESTOR PORTFOLIO
STATEMENT OF OPERATIONS
For The Period Ended March 31, 1997 (a)
(Amounts in thousands)
(Unaudited)

------------------------------------------
   Investment Income
       Dividend income                                        $   361
       Interest income                                            318
                                                              -------
            Total Investment Income                               679
                                                              -------
------------------------------------------
   Expenses
       Management fees                                            320
       Accounting fees                                              5
       Trustees' fees                                               4
       Audit and legal fees                                         3
       Custodian fees                                               1
       Other                                                        9
                                                              -------
            Total Expenses                                        342
                                                              -------
       Net Investment Income                                      337
                                                              -------

------------------------------------------
   Realized and Unrealized Gains on Investments
       Net realized gains on investments                          472
       Net change in unrealized appreciation or depreciation
            of investments                                      9,345
                                                              -------
            Net Gains on Investments                            9,817
                                                              -------

                                                              -------
   Net Increase in Net Assets Resulting from Operations       $10,154
                                                              =======

(a) The Portfolio commenced operations on February 3, 1997.


See accompanying notes to financial statements.

SR&F GROWTH INVESTOR PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For The Period Ended March 31, 1997 (a)
(Amounts in thousands)
(Unaudited)

--------------------------------------------
   Operations
       Net investment income                               $     337
       Net realized gains on investments                         472
       Net change in unrealized appreciation or
         depreciation of investments                           9,345
                                                            --------
            Net Increase in Net Assets Resulting
              from Operations                                 10,154
                                                            --------

--------------------------------------------
   Transactions in Investors' Beneficial Interest
       Contributions                                         339,630
       Withdrawals                                           (19,467)
                                                           ---------
            Net Increase from Transactions
              in Investors' Beneficial Interest              320,163
                                                           ---------
            Net Increase in Net Assets                       330,317

--------------------------------------------
   Total Net Assets
       Beginning of Period                                            --
                                                           ---------
       End of Period                                       $ 330,317
                                                           =========

(a) The Portfolio commenced operations on February 3, 1997.

See accompanying notes to financial statements.

                    Notes to Financial Statements

Note 1.  Organization of the SR&F Growth Investor Portfolio

The SR&F Growth Investor Portfolio (the "Portfolio") is a separate series of the SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. The Portfolio commenced operations February 3, 1997. At commencement, the Stein Roe Young Investor Fund contributed $331,020 in securities and other assets. At February 14, 1997, Stein Roe Advisor Young Investor Fund contributed cash of $100.

The Portfolio allocates net asset value, income and expenses based on respective percentage ownership of each investor on a daily basis. At March 31, 1997, Stein Roe Young Investor Fund and Stein Roe Advisor Young Investor Fund owned 99.97 percent and .03 percent, respectively.

Note 2.  Significant Accounting Policies

The following are the significant accounting policies of the Stein Roe Advisor Young Investor Fund (the "Fund"), a series of the Stein Roe Advisor Trust (a Massachusetts business trust) and the Portfolio. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuations
All securities are valued as of March 31, 1997. Securities traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the latest bid quotation. Each over-the-counter security for which the last sale price is available from Nasdaq is valued at that price. All other over-the-counter securities for which reliable quotations are available are valued at the latest bid quotation. Other assets and securities of the Portfolio are valued by a method that the Board of Trustees believes represents a fair value.

Federal Income Taxes
No provision is made for federal income taxes since the Fund elects to be taxed as a "regulated investment company" and make such distributions to its shareholders as to be relieved of all federal income taxes under provisions of current federal tax law.

Distribution to Shareholders
Dividends from net investment income and capital gains, if any, are distributed annually. Distributions in excess of tax basis earnings are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings that result in temporary overdistributions are classified as distributions in excess of net investment income or net realized gains, and any permanent differences are reclassified to paid-in capital.

Other Information
Realized gains or losses from sales of securities are determined on the specific identified cost basis.

All amounts, except per-share amounts, are shown in thousands.

Note 3.  Trustees' Fees and Transactions with Affiliates

The Portfolio pays a monthly management fee and the Fund pays a monthly administrative fee to Stein Roe & Farnham Incorporated (the "Adviser"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment adviser and manager.

The management fee for the Portfolio is computed at an annual rate of
 .60 of 1 percent of average daily net assets up to $500 million, .55 of 1 percent of the next $500 million, and .50 of 1 percent thereafter. The administrative fee for the Fund is computed at annual rate of .20 of 1 percent of average daily net assets up to $500 million, .15 of 1 percent of the next $500 million, and .125 of 1 percent thereafter.

The administrative agreement provides that the Adviser will reimburse the Fund to the extent that its annual expenses, excluding certain expenses, exceed the applicable limits prescribed by any state in which the Fund's shares are offered for sale. In addition, the Adviser has agreed to reimburse the Fund to the extent that its expenses exceed 1.50 percent of annual average net assets. The expense limitation expires January 31, 1998, subject to earlier termination by the Adviser on 30 days' notice.

The transfer agent fees are paid to SteinRoe Services Inc. (SSI), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company. SSI has entered into an agreement with Colonial Investors Service Center, Inc., an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, to act as sub-transfer agent for the Fund.

The Adviser also provides certain accounting services. For the period ended March 31, 1997, the Fund and Portfolio incurred charges of $3 and $5, respectively.

Certain officers and trustees of the Trust are also officers of the Adviser. The compensation of trustees not affiliated with the Adviser for the Portfolio for the period ended March 31, 1997, was $4. No remuneration was paid to any other trustee or officer of the Trust.

Note 4. Short-Term Debt

To facilitate portfolio liquidity, the Fund and Portfolio maintain borrowing arrangements under which it can borrow against portfolio securities. Neither the Fund nor the Portfolio had borrowings during the period ended March 31, 1997.

Note 5.  Investment Transactions

The aggregate cost of purchases and proceeds from sales for the Portfolio (other than short-term obligations) for the period ended March 31, 1997, were $66,668 and $12,956, respectively.

At March 31, 1997, the cost of investments for federal income tax purposes and for financial reporting were $327,797 and $324,889, respectively. Unrealized appreciation and depreciation on a tax basis were $28,491 and $22,054, respectively.

Note 6. Distribution and Service Plans

The Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's shares, ongoing shareholder services and maintenance of shareholder accounts.

Annual fees under each Plan of up to .25 percent are computed annually as a percentage of average daily net assets.

Stein Roe Advisor Young Investor Fund
Financial Highlights

Selected per-share data (for a share outstanding throughout the period), ratios and supplemental data.

                                                     Period
                                                     Ended
                                                    March 31,
                                                    1997 (a)
                                                    ---------
Net Asset Value, Beginning of Period                  $10.00
                                                      ------
Income From Investment Operations
   Net realized and unrealized losses on investments   (1.00)
                                                       -----
       Total from investment operations                (1.00)
                                                       -----
Net Asset Value, End of Period                         $9.00
                                                       =====
Ratio of net expenses to average net assets (b)        1.51%*
Ratio of net investment income to average net
   assets (c)                                         -0.22%*
Total return                                         -10.00%
Net assets, end of period                             $  90

*Annualized
(a) The Fund commenced operations on February 14, 1997.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the investment adviser, this ratio would have been 87.74 percent for the period ended March 31, 1997.
(c) Computed giving effect to the investment adviser's expense limitation undertaking.

SR&F GROWTH INVESTOR PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                          Period
                                                          Ended
                                                          March 31,
                                                          1997 (a)
                                                          --------
--------------------------------------
Ratios to Average Net Assets
    Ratio of net expenses to average net assets    ........0.64%*
    Ratio of net investment income to average net assets...0.63%*
    Portfolio turnover rate ..................................4%
    Average commissions (per share)......................$0.0575

* Annualized
(a) The Portfolio commenced operations on February 3, 1997.

See accompanying notes to financial statements.

Trustees
Timothy K. Armour
President, Mutual Fund Division and Director, Stein Roe & Farnham
  Incorporated
Kenneth L. Block
  Chairman Emeritus, A.T. Kearney, Inc.
William W. Boyd
  Chairman and Director, Sterling Plumbing Group Inc.
Lindsay Cook
  Senior Vice President, Liberty Financial Companies, Inc.
Douglas A. Hacker
  Senior Vice President and Chief Financial Officer, United Airlines Janet Langford Kelly
  Senior Vice President, Secretary and General Counsel, Sara Lee
  Corporation
Francis W. Morley
  Chairman, Employer Plan Administrators and Consultants Co.
Charles R. Nelson
  Van Voorhis Professor of Political Economy, University of
  Washington
Thomas C. Theobald
  Managing Director, William Blair Capital Partners

Officers
Timothy K. Armour, President
Jilaine H. Bauer, Executive Vice President, Secretary
Thomas W. Butch, Executive Vice President
Hans P. Ziegler, Executive Vice President
Gary A. Anetsberger, Senior Vice President, Chief Financial Officer Bruno Bertocci, Vice President
David P. Brady, Vice President
Daniel K. Cantor, Vice President
Philip J. Crosley, Vice President
E. Bruce Dunn, Vice President
Erik P. Gustafson, Vice President
David P. Harris, Vice President
Harvey B. Hirschhorn, Vice President
Eric S. Maddix, Vice President
Lynn C. Maddox, Vice President
Anne E. Marcel, Vice President
Arthur J. McQueen, Vice President
Nicolette D. Parrish, Vice President, Assistant Secretary
Cynthia A. Prah, Vice President
Richard B. Peterson, Vice President
Gloria J. Santella, Vice President
Thomas P. Sorbo, Vice President
Heidi J. Walter, Vice President
Stacy H. Winick, Vice President
Sharon R. Robertson, Controller
Judith E. Perrie, Treasurer
Margaret O. Zwick, Assistant Treasurer
Janet B. Rysz, Assistant Secretary

Agents and Advisers
Stein Roe & Farnham Incorporated
Investment Adviser
State Street Bank and Trust Company
Custodian
SteinRoe Services, Inc.
Transfer Agent
Bell, Boyd & Lloyd
Legal Counsel to the Trust
Arthur Andersen LLP
Independent Public Accountants